Combined Carve-out Statement of Changes in Parent's Net Investment - Somos - Anglo (Predecessor) (Equity) - BRL (R$) R$ in Thousands	Total	Somos - Anglo (Predecessor)	Parent's Net Investments	Parent's Net Investments Somos - Anglo (Predecessor)
Equity at beginning of the period at Dec. 31, 2016				R$ 200,930
Net loss for the period		R$ (8,537)		(8,537)
Acquisition of Livro Facil				23,825
Share-based compensation plan				5,591
Parent's net investment (deficit)				(700,918)
Equity at end of the period at Dec. 31, 2017				(479,109)
Net loss for the period		R$ (613,347)		(613,347)
Share-based compensation plan				69,119
Parent's net investment (deficit)				(331,969)
Equity at end of the period at Oct. 10, 2018				R$ (1,355,306)
Net loss for the period	R$ (1,040)
Equity at end of the period at Dec. 31, 2018	3,268,501		R$ 3,268,501
Equity at beginning of the period at Oct. 11, 2018	3,302,414		3,302,414
Net loss for the period			(1,040)
Share-based compensation plan	475		475
Parent's net investment (deficit)	(33,348)		(33,348)
Equity at end of the period at Dec. 31, 2018	3,268,501		3,268,501
Net loss for the period	(60,708)		(60,708)
Share-based compensation plan	1,372		1,372
Parent's net investment (deficit)	2,564		2,564
Equity at end of the period at Dec. 31, 2019	3,100,083		3,100,083
Net loss for the period	(45,649)
Share-based compensation plan	686
Parent's net investment (deficit)	(6,335)		R$ (6,335)
Equity at end of the period at Dec. 31, 2020	R$ 4,785,317